SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Long-term debt	$ (198)	$ 0
Other long-term debt	0	(30)
Accrued interest on long-term debt	(6)	2
Net decrease in financial liabilities	$ (204)	$ (28)